Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE after elimination within the VIE structure included in the Company's Consolidated Statements of Cash Flows (Details)
¥ in Thousands, $ in Thousands
	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Organization, Consolidation and Principal Activities
Net cash used in operating activities	¥ (41,332)	$ (5,770)	¥ (41,488)
Net cash provided by investing activities	6,859	958	11,102
Net cash used in financing activities	2,629	367	24,636
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(203)	(28)	138
Net decrease in cash, cash equivalents and restricted cash	(32,047)	(4,473)	(5,612)
VIE
Organization, Consolidation and Principal Activities
Net cash used in operating activities	(33,894)	(4,731)	(30,556)
Net cash provided by investing activities	6,281	877	26,523
Net cash used in financing activities	(95)	(13)	(16,082)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(45)	(6)
Net decrease in cash, cash equivalents and restricted cash	¥ (27,753)	$ (3,873)	¥ (20,115)